STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense:
Stock-based compensation expense	$ 19,940	$ 12,930
Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	17,953	12,551
Discontinued operations
Stock-based compensation expense:
Stock-based compensation expense	1,987	379
Stock option plan
Stock-based compensation expense:
Stock-based compensation expense	2,361	2,890
Restricted stock plan
Stock-based compensation expense:
Stock-based compensation expense	17,579	10,040
Cost of goods sold | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	319	167
Sales and marketing | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	5,241	3,644
Research and development | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	4,014	2,752
Administration | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	$ 8,379	$ 5,988